INVESTMENT MANAGERS SERIES TRUST
235 W. Galena Street
Milwaukee, Wisconsin 53212

May 17, 2017

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust (the “Registrant”)
File No. 333-122901 and 811-21719 on behalf of Oak Ridge Large Cap Growth Fund

The Registrant is filing Post-Effective Amendment No. 870 to its Registration Statement under Rule 485(a)(1) for the following purposes: (i) to change the fund name from Oak Ridge Large Cap Growth Fund to Oak Ridge Multi Strategy Fund, and (ii) to change the Fund’s principal investment strategies.

Please direct your comments to the undersigned at (626) 385-5777. Thank you.

Sincerely,

/s/Diane J. Drake

Diane J. Drake
Investment Managers Series Trust
Secretary